PROPERTY AND EQUIPMENT, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
At cost:
Property and equipment, gross	¥ 28,464,290	¥ 18,564,786
Less: Accumulated depreciation	(4,127,504)	(2,580,320)
Property and equipment net excluding construction in process	24,336,786	15,984,466
Construction in progress	5,259,275	3,200,173
Property and equipment, net	29,596,061	19,184,639
Land
At cost:
Property and equipment, gross	808,651	855,310
Buildings
At cost:
Property and equipment, gross	9,552,953	5,964,048
Data center equipment
At cost:
Property and equipment, gross	10,694,057	5,567,606
Leasehold improvement
At cost:
Property and equipment, gross	7,307,207	6,111,733
Furniture and office equipment
At cost:
Property and equipment, gross	97,039	61,974
Vehicles
At cost:
Property and equipment, gross	¥ 4,383	¥ 4,115